Consolidated Schedule of Investments (unaudited) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 1.4%

Chemicals — 0.4%
Element Solutions, Inc.(a)		573,938	$5,429,453

Consumer Finance — 0.0%
Ally Financial, Inc.		1	29

Containers & Packaging — 0.2%
Crown Holdings, Inc.(a)		56,254	3,118,159

Diversified Financial Services — 0.2%
Kcad Holdings I Ltd.(a)(b)		2,223,465,984	3,068,383

Energy Equipment & Services — 0.0%
Osum Oil Sands Corp.(a)(b)(c)		400,000	583,013

Equity Real Estate Investment Trusts (REITs) — 0.2%
Gaming and Leisure Properties, Inc.		57,580	2,273,834

Hotels, Restaurants & Leisure — 0.2%
Stars Group, Inc.(a)		199,081	3,297,887

Media — 0.0%
Emmis Communications Corp., Class A(a)		7,210	25,956

Metals & Mining — 0.2%
Constellium NV, Class A(a)		285,624	2,333,548

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(a)		1,025	7,647

Total Common Stocks — 1.4% (Cost — $47,605,533)			20,137,909

	Par (000)

Asset-Backed Securities — 3.1%
AIMCO CLO, Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 5.04%, 07/20/29(d)(e)	USD	250	248,682
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, 4.74%, 10/21/28(d)(f)		250	247,808
Allegro CLO VIII Ltd., Series 2018-2A, Class C, 4.75%, 07/15/31(d)(f)		250	243,608
ALM VII R Ltd.(d):
Series 2013-7R2A, Class BR2, 4.80%, 10/15/27(f)		250	247,549
Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 5.30%, 10/15/28(e)		500	497,454
ALM VIII Ltd., Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.95%), 6.55%, 10/15/28(d)(e)		1,400	1,399,630
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A(d)(f):
Class BR2, 4.50%, 07/15/27		500	492,007
Class CR2, 5.30%, 07/15/27		742	737,730

Security		Par (000)	Value

Asset-Backed Securities (continued)
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.80%), 5.40%, 10/15/28(d)(e)	USD	413	$413,855
AMMC CLO 22 Ltd., Series 2018-22A, Class D, 5.28%, 04/25/31(d)(f)		250	241,369
Anchorage Capital CLO Ltd.(f):
5.66%, 05/15/31	EUR	203	222,144
Series 2014-3RA, Class B, 4.08%, 01/28/31(d)	USD	250	245,675
Series 2014-3RA, Class D, 5.18%, 01/28/31(d)		500	484,144
Series 2014-4RA, Class D, 5.18%, 01/28/31(d)		1,000	960,611
Series 2016-8A, Class DR, 5.58%, 07/28/28(d)		1,000	993,350
Apidos CLO XV, Series 2013-15A, Class CRR, 4.44%, 04/20/31(d)(f)		500	482,180
Apidos CLO XX, Series 2015-20A, Class BRR, 4.55%, 07/16/31(d)(f)		250	242,397
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.95%), 8.55%, 01/15/27(d)(e)		750	746,643
ARES XLV CLO Ltd., Series 2017-45A, Class D, 5.65%, 10/15/30(d)(f)		250	248,715
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.20%), 6.80%, 12/05/25(d)(e)		1,000	999,984
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, 4.32%, 05/15/30(d)(f)		500	487,141
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class B1R, 4.32%, 11/27/31(d)(f)		1,000	990,247
Atlas Senior Loan Fund X Ltd., Series 2018-10A(d)(f):
Class B, 4.10%, 01/15/31		400	392,131
Class D, 5.35%, 01/15/31		500	468,710
Atrium XIV LLC, Series 14A, Class C, 4.55%, 08/23/30(d)(f)		266	259,484
Atrium XV, Series 15A(d)(f):
Class B, 4.34%, 01/23/31		500	498,244
Class D, 5.59%, 01/23/31		250	246,325
Class E, 8.44%, 01/23/31		250	239,907
BlueMountain CLO Ltd., Series 2016-1A, Class BR, 3.94%, 04/20/27(d)(f)		850	835,233
Cairn CLO IV BV, Series 2014-4X, Class ERR, 5.88%, 04/30/31(f)	EUR	1,000	1,107,464
Cairn CLO VII BV, Series 2016-7X, Class E, (3 mo. EURIBOR + 6.35%), 6.35%, 01/31/30(e)		900	1,013,393
Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class BR, 4.44%, 04/20/27(d)(f)	USD	250	246,595

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Carlyle US CLO Ltd.(d):
Series 2016-4A, Class BR, 4.69%, 10/20/27(f)	USD	250	$248,341
Series 2017-2A, Class C, (3 mo. LIBOR US + 3.70%), 6.29%, 07/20/31(e)		500	500,477
CBAM Ltd., Series 2017-2A, Class C1, (3 mo. LIBOR US + 2.40%), 4.99%, 10/17/29(d)(e)		500	496,025
Cedar Funding Ltd., Series 2017-8A, Class D, 5.84%, 10/17/30(d)(f)		535	528,342
Cent CLO 17 Ltd., Series C17A, Class BR, 4.43%, 04/30/31(d)(f)		500	482,659
CIFC Funding I Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.50%), 6.09%, 04/23/29(d)(e)		500	500,050
CIFC Funding Ltd.(d)(f):
Series 2014-4RA, Class B, 4.79%, 10/17/30		250	247,488
Series 2018-1A, Class C, 4.53%, 04/18/31		500	485,914
Series 2018-4A, Class B, 4.69%, 10/17/31		250	243,578
Dryden 37 Senior Loan Fund, Series 2015-37A, Class DR, 5.10%, 01/15/31(d)(f)		500	476,220
Dryden Senior Loan Fund, Series 2017-50A, Class C, (3 mo. LIBOR US + 2.25%), 4.85%, 07/15/30(d)(e)		500	496,762
Fillmore Park CLO Ltd., Series 2018-1A, Class D, 5.50%, 07/15/30(d)(f)		500	489,413
Galaxy XV CLO Ltd., Series 2013-15A, Class BR, 4.20%, 10/15/30(d)(f)		250	246,670
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, 4.55%, 07/15/31(d)(f)		250	241,455
Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 4.22%, 11/22/31(d)(f)		250	248,642
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class C, 4.49%, 04/20/30(d)(f)		550	537,617
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 5.29%, 04/15/31(d)(f)		500	477,026
Jay Park CLO Ltd., Series 2016-1A, Class CR, 5.24%, 10/20/27(d)(f)		276	267,440
LCM XV LP, Series 15A, Class CR, (3 mo. LIBOR US + 2.40%), 4.99%, 07/20/30(d)(e)		500	497,136
LCM XXV Ltd., Series 25A, Class B2, (3 mo. LIBOR US + 1.65%), 4.24%, 07/20/30(d)(e)		264	262,554

Security	Par (000)		Value

Asset-Backed Securities (continued)
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 6.03%, 01/27/26(d)(e)	USD	500	$499,900
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, 5.12%, 04/25/29(d)(f)		550	548,669
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.29%, 01/23/31(d)(f)		250	248,487
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, 5.10%, 01/15/28(d)(f)		500	488,361
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class CR, 4.79%, 10/17/30(d)(f)		250	245,318
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class CR, 4.74%, 10/17/27(d)(f)		500	493,393
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA(d)(f):
Class B, 4.34%, 12/12/30		1,000	993,087
Class C, 4.79%, 12/12/30		508	495,607
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, 4.33%, 07/25/30(d)(f)		250	242,786
Octagon Investment Partners XVII Ltd., Series 2013-1A(d)(f):
Class BR2, 3.98%, 01/25/31		500	489,511
Class CR2, 4.28%, 01/25/31		750	727,476
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.34%, 01/22/30(d)(f)		1,000	968,853
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, 4.45%, 07/15/27(d)(f)		250	247,552
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, 5.54%, 01/20/32(d)(f)		266	257,638
OZLM VI Ltd., Series 2014-6A, Class B1S, 4.69%, 04/17/31(d)(f)		500	490,243
OZLM XIX Ltd., Series 2017-19A, Class C, 5.70%, 11/22/30(d)(f)		500	482,749
OZLM XX Ltd., Series 2018-20A(d)(f):
Class B, 4.54%, 04/20/31		500	484,853
Class C, 5.54%, 04/20/31		750	736,000
Palmer Square CLO Ltd.(d):
1.00%, 05/21/29(f)(g)		500	500,000
Series 2013-2A, Class BRR, 4.79%, 10/17/31(f)		334	327,795
Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.55%), 5.07%, 05/21/29(e)		500	500,443

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.50%), 6.02%, 05/21/29(e)	USD	250	$249,815
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, 4.32%, 08/23/31(d)(f)		500	493,330
Regatta VII Funding Ltd., Series 2016-1A(d)(f):
Class CR, 4.63%, 12/20/28		250	245,777
Class DR, 5.38%, 12/20/28		500	490,938
Rockford Tower CLO Ltd.(d)(f):
5.37%, 04/20/32		334	333,324
Series 2018-1A, Class B, 4.24%, 05/20/31		600	595,094
Series 2018-2A, Class C, 4.79%, 10/20/31		250	247,216
Series 2019-1A, Class D, 6.47%, 04/20/32		522	520,757
RR 5 Ltd., Series 2018-5A, Class B, 4.85%, 10/15/31(d)(f)		250	247,975
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 4.52%, 01/20/32(d)(f)		500	494,746
TICP CLO XI Ltd., Series 2018-11A, Class C, 4.74%, 10/20/31(d)(f)		250	247,081
TICP CLO XII Ltd., Series 2018-12A, Class D, 5.61%, 01/15/31(d)(f)		500	490,882
Treman Park CLO Ltd., Series 2015-1A, Class C3RR, 4.59%, 10/20/28(d)(f)		250	246,690
Voya CLO Ltd.(d):
Series 2014-1A, Class BR2, 4.50%, 04/18/31(f)		500	484,196
Series 2014-2A, Class A2AR, (3 mo. LIBOR US + 1.65%), 4.24%, 04/17/30(e)		250	248,505
Webster Park CLO Ltd., Series 2015-1A, Class CR, 5.49%, 07/20/30(d)(f)		500	488,476
Westcott Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.35%), 6.94%, 07/20/28(d)(e)		500	500,677
York CLO 1 Ltd., Series 2014-1A(d)(f):
Class BRR, 4.24%, 10/22/29		250	247,594
Class CRR, 4.69%, 10/22/29		500	490,104
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.19%, 10/20/29(d)(e)		500	500,151

Total Asset-Backed Securities — 3.1% (Cost — $44,091,015)			43,486,267

Security	Par (000)		Value

Corporate Bonds — 114.4%

Aerospace & Defense — 5.3%
Amsted Industries, Inc., 5.63%, 07/01/27(d)(g)	USD	890	$896,666
Arconic, Inc.:
6.15%, 08/15/20		1,540	1,582,350
5.40%, 04/15/21		45	46,095
5.87%, 02/23/22		1,363	1,420,927
5.13%, 10/01/24		5,571	5,661,362
BBA US Holdings, Inc., 5.38%, 05/01/26(d)		1,733	1,754,662
Bombardier, Inc.(d):
8.75%, 12/01/21		2,292	2,474,902
5.75%, 03/15/22		1,182	1,173,750
6.13%, 01/15/23		1,200	1,166,640
7.50%, 12/01/24		5,073	4,984,222
7.50%, 03/15/25		3,350	3,248,495
7.88%, 04/15/27		10,500	10,073,437
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(d)		1,543	1,627,865
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(d)		1,170	1,196,325
TransDigm UK Holdings PLC, 6.88%, 05/15/26		1,123	1,092,117
TransDigm, Inc.:
6.00%, 07/15/22		1,779	1,787,895
6.50%, 05/15/25		711	705,668
6.25%, 03/15/26(d)		33,105	33,807,135

			74,700,513

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(d)		110	113,162

Airlines — 0.2%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/23		2,617	2,726,777

Auto Components — 2.0%
Allison Transmission, Inc.(d):
5.00%, 10/01/24		827	821,376
5.88%, 06/01/29		1,409	1,421,329
GKN Holdings Ltd., 4.63%, 05/12/32	GBP	405	497,992
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	471	431,554
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22		1,452	1,479,225
6.75%, 02/01/24		1,286	1,318,150
6.38%, 12/15/25		982	986,910
6.25%, 05/15/26(d)		1,242	1,232,685
IHO Verwaltungs GmbH(g)(h):
3.88%, 05/15/27	EUR	252	275,188
(3.63% Cash or 3.38% PIK), 3.63%, 05/15/25		225	250,102

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26	EUR	401	$446,409
6.25%, 05/15/26(d)	USD	7,587	7,738,740
8.50%, 05/15/27(d)		9,870	9,845,325
Tesla, Inc., 5.30%, 08/15/25(d)		1,571	1,280,396

			28,025,381

Banks — 0.8%
Allied Irish Banks PLC (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(i)	EUR	300	349,332
Banco BPM SpA, 1.75%, 04/24/23		150	163,987
Banco de Sabadell SA:
1.75%, 05/10/24		300	333,021
5.38%, 12/12/28(f)		100	116,058
Banco Espirito Santo SA(a)(j):
4.75%, 01/15/19		1,900	530,646
4.00%, 01/21/19		1,100	307,216
Barclays PLC:
4.38%, 09/11/24	USD	3,020	3,033,282
5.20%, 05/12/26		800	817,874
CIT Group, Inc.:
5.00%, 08/15/22		278	288,292
5.00%, 08/01/23		404	420,160
5.25%, 03/07/25		1,127	1,190,540
6.13%, 03/09/28		634	695,371
6.00%, 04/01/36		2,800	2,688,000
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	100	119,793

			11,053,572

Beverages — 0.0%
Silgan Holdings, Inc., 3.25%, 03/15/25		100	114,374

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26		150	170,438
Jeld-Wen, Inc., 4.63%, 12/15/25(d)	USD	823	785,965

			956,403

Building Products — 1.1%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(d)		860	881,500
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(d)		78	73,735
Builders FirstSource, Inc., 6.75%, 06/01/27(d)		624	630,240
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		2,165	2,192,062
Jeld-Wen, Inc., 4.88%, 12/15/27(d)		129	121,260
Masonite International Corp.(d):
5.63%, 03/15/23		2,959	3,010,782
5.75%, 09/15/26		989	1,001,362

Security		Par (000)	Value

Building Products (continued)
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(d)	USD	665	$689,938
Standard Industries, Inc.(d):
5.50%, 02/15/23		768	778,560
5.38%, 11/15/24		2,374	2,399,568
6.00%, 10/15/25		3,311	3,414,403
5.00%, 02/15/27		172	167,915
4.75%, 01/15/28		142	135,788

			15,497,113

Cable Television Services — 0.0%
Cincinnati Bell, Inc., 8.00%, 10/15/25(d)		703	602,822

Capital Markets — 1.3%
Blackstone CQP Holdco LP(d):
6.50%, 03/20/21		13,913	13,960,026
6.00%, 08/18/21		2,265	2,253,675
Intertrust Group BV, 3.38%, 11/15/25	EUR	281	322,439
LPL Holdings, Inc., 5.75%, 09/15/25(d)	USD	323	324,615
Owl Rock Capital Corp., 5.25%, 04/15/24		1,108	1,118,331
Stevens Holding Co., Inc., 6.13%, 10/01/26(d)		813	845,520

			18,824,606

Chemicals — 2.8%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(d)(h)		1,632	1,599,360
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		8,925	8,746,500
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)		1,451	1,443,745
Blue Cube Spinco LLC:
9.75%, 10/15/23		3,228	3,550,800
10.00%, 10/15/25		2,292	2,569,905
Chemours Co.:
6.63%, 05/15/23		526	524,028
4.00%, 05/15/26	EUR	800	875,259
5.38%, 05/15/27	USD	1,581	1,430,805
Element Solutions, Inc., 5.88%, 12/01/25(d)		5,219	5,290,761
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		1,186	1,188,965
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	150	171,259
Montichem Holdco 3 SA, 5.25%, 06/15/21		200	223,424
NOVA Chemicals Corp., 4.88%, 06/01/24(d)	USD	1,427	1,336,029
OCI NV, 5.00%, 04/15/23	EUR	290	336,932
PQ Corp.(d):
6.75%, 11/15/22	USD	2,337	2,412,952

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
5.75%, 12/15/25	USD	3,478	$3,478,000
SGL Carbon SE, 4.63%, 09/30/24	EUR	151	171,672
Solvay SA, 4.25%(f)(k)		100	117,859
Versum Materials, Inc., 5.50%, 09/30/24(d)	USD	1,190	1,272,943
WR Grace & Co-Conn, 5.13%, 10/01/21(d)		2,483	2,513,293

			39,254,491

Commercial Services & Supplies — 2.2%
ADT Security Corp.:
3.50%, 07/15/22		2,038	1,974,313
4.13%, 06/15/23		723	700,406
4.88%, 07/15/32(d)		2,196	1,817,190
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		1,104	1,148,160
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(d)		1,792	1,794,240
Core & Main LP, 6.13%, 08/15/25(d)		3,669	3,623,138
Fortress Transportation & Infrastructure Investors LLC(d):
6.75%, 03/15/22		444	447,330
6.50%, 10/01/25		470	472,350
GFL Environmental, Inc., 8.50%, 05/01/27(d)		1,893	1,931,844
Harland Clarke Holdings Corp., 8.38%, 08/15/22(d)		2,752	2,339,200
KAR Auction Services, Inc., 5.13%, 06/01/25(d)		3,235	3,186,475
Mobile Mini, Inc., 5.88%, 07/01/24		3,503	3,594,954
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(d)		1,289	1,308,335
United Rentals North America, Inc., 4.63%, 10/15/25		2,982	2,929,815
5.50%, 05/15/27		3,183	3,210,851
Waste Pro USA, Inc., 5.50%, 02/15/26(d)		760	752,400

			31,231,001

Communications Equipment — 2.3%
CommScope, Inc.(d):
5.50%, 03/01/24		5,190	5,215,950
6.00%, 03/01/26		3,918	3,908,205
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(d)		2,302	2,348,040
Nokia OYJ:
3.38%, 06/12/22		714	710,430
4.38%, 06/12/27		439	430,220
6.63%, 05/15/39		3,486	3,708,233

Security		Par (000)	Value

Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, Series 7Y, 1.88%, 03/01/24	EUR	100	$115,491
ViaSat, Inc., 5.63%, 04/15/27(d)	USD	3,274	3,319,018
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		2,128	2,181,200
6.38%, 05/15/25		2,304	2,370,240
5.75%, 01/15/27(d)		6,993	7,185,307

			31,492,334

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 8.50%, 07/15/25(d)		1,580	1,343,000
frontdoor, Inc., 6.75%, 08/15/26(d)		1,265	1,328,250
SRS Distribution, Inc., 8.25%, 07/01/26(d)		203	197,925

			2,869,175

Construction Materials — 1.5%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(d)		1,961	1,992,866
HD Supply, Inc., 5.38%, 10/15/26(d)		11,642	11,845,735
Navistar International Corp., 6.63%, 11/01/25(d)		2,233	2,283,287
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(d)		1,002	1,022,040
Williams Scotsman International, Inc.(d):
7.88%, 12/15/22		771	797,985
6.88%, 08/15/23		2,344	2,344,000

			20,285,913

Consumer Discretionary — 1.0%
AA Bond Co. Ltd.:
2.88%, 07/31/43	GBP	100	120,253
4.88%, 07/31/43		180	224,691
Dun & Bradstreet Corp., 6.88%, 08/15/26(d)	USD	4,502	4,603,295
Live Nation Entertainment, Inc., 4.88%, 11/01/24(d)		296	296,740
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(d)		500	486,925
ServiceMaster Co. LLC, 5.13%, 11/15/24(d)		2,307	2,307,000
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	100	114,162
Viking Cruises Ltd., 5.88%, 09/15/27(d)	USD	5,975	5,794,674

			13,947,740

Consumer Finance — 3.9%
Alliance Data Systems Corp.(d):
5.88%, 11/01/21		3,207	3,267,131
5.38%, 08/01/22		1,863	1,879,301
Ally Financial, Inc.:
3.88%, 05/21/24		1,179	1,173,105

5

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
5.13%, 09/30/24	USD	1,230	$1,286,888
8.00%, 11/01/31		11,654	14,771,445
Credit Acceptance Corp., 6.63%, 03/15/26(d)		993	1,030,238
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	121,416
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	362	401,095
Navient Corp.:
6.63%, 07/26/21	USD	1,454	1,508,103
6.50%, 06/15/22		463	481,520
5.50%, 01/25/23		975	972,319
7.25%, 09/25/23		1,100	1,154,670
5.88%, 10/25/24		1,921	1,921,000
6.75%, 06/25/25		423	428,816
6.75%, 06/15/26		572	574,860
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	445	499,354
4.50%, 05/15/26(d)		2,465	2,766,084
6.25%, 05/15/26(d)	USD	793	799,281
8.25%, 11/15/26(d)		5,890	5,860,550
Springleaf Finance Corp.:
6.13%, 05/15/22		490	512,050
6.13%, 03/15/24		1,798	1,865,425
6.88%, 03/15/25		2,077	2,164,649
7.13%, 03/15/26		665	697,219
6.63%, 01/15/28		1,679	1,700,021
Verscend Escrow Corp., 9.75%, 08/15/26(d)		5,688	6,015,060

			53,851,600

Containers & Packaging — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 05/15/23	EUR	100	114,848
4.63%, 05/15/23(d)	USD	5,069	5,062,664
6.75%, 05/15/24	EUR	100	118,361
7.25%, 05/15/24(d)	USD	9,004	9,375,415
4.75%, 07/15/27(d)	GBP	427	523,640
4.75%, 07/15/27		212	259,980
Berry Global Escrow Corp., 4.88%, 07/15/26(d)(g)	USD	2,530	2,516,667
BWAY Holding Co.:
4.75%, 04/15/24	EUR	223	253,960
5.50%, 04/15/24(d)	USD	6,261	6,120,754
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		1,290	1,248,075
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		3,052	3,068,786
Crown European Holdings SA, 3.38%, 05/15/25	EUR	100	119,691
Greif, Inc., 6.50%, 03/01/27(d)	USD	520	522,600

Security		Par (000)	Value

Containers & Packaging (continued)
Intertape Polymer Group, Inc., 7.00%, 10/15/26(d)	USD	747	$761,940
Mercer International, Inc.:
6.50%, 02/01/24		1,446	1,474,920
5.50%, 01/15/26		767	755,303
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d):
5.13%, 07/15/23		749	749,150
7.00%, 07/15/24		4,220	4,248,063
Sealed Air Corp.:
4.50%, 09/15/23	EUR	160	200,908
5.13%, 12/01/24(d)	USD	142	146,260
6.88%, 07/15/33(d)		700	761,250

			38,403,235

County/City/Special District/School District — 0.0%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(b)(l)	EUR	200	212,292

Diversified Consumer Services — 1.5%
APX Group, Inc.:
8.75%, 12/01/20	USD	1,281	1,197,735
7.88%, 12/01/22		1,649	1,521,202
Ascend Learning LLC, 6.88%, 08/01/25(d)		4,725	4,725,180
Graham Holdings Co., 5.75%, 06/01/26(d)		1,087	1,135,915
Laureate Education, Inc., 8.25%, 05/01/25(d)		591	638,422
Matthews International Corp., 5.25%, 12/01/25(d)		274	262,355
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	192	249,015
Prime Security Services Borrower LLC/Prime Finance, Inc.(d):
9.25%, 05/15/23	USD	2,476	2,593,610
5.25%, 04/15/24		1,995	1,957,654
5.75%, 04/15/26		2,971	2,924,578
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)		1,664	1,634,880
Service Corp. International, 5.13%, 06/01/29		1,662	1,690,703
Verisure Holding AB, 3.50%, 05/15/23	EUR	245	281,229

			20,812,478

Diversified Financial Services — 0.9%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	225	277,345
Barclays PLC:
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(i)	EUR	200	225,156
2.00%, 02/07/28(f)		100	107,202

6

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	$128,181
DPL, Inc., 7.25%, 10/15/21	USD	112	119,280
FS Energy & Power Fund, 7.50%, 08/15/23(d)		490	494,900
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	330	321,840
4.50%, 09/01/23(f)		120	110,196
Intrum AB, 2.75%, 07/15/22		137	151,137
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 04/15/22(d)	USD	2,552	2,595,869
Lehman Brothers Holding Escrow, 1.00%, 09/22/18(a)(j)		430	7,396
Lehman Brothers Holdings, Inc.(a)(f)(j):
5.38%, 10/17/17	EUR	350	8,094
4.75%, 01/16/18		1,890	43,917
1.00%, 02/05/18		3,950	91,785
1.00%, 12/31/49	USD	1,535	26,402
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	220	248,087
MSCI, Inc., 5.25%, 11/15/24(d)	USD	683	700,075
Pershing Square Holdings Ltd., 5.50%, 07/15/22(d)		2,100	2,178,855
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)		1,939	1,953,543
UniCredit SpA(i):
(5 year EUR Swap + 4.10%), 5.75%, 10/28/25	EUR	354	412,042
(5 year EUR Swap + 4.32%), 4.38%, 01/03/27		367	418,114
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25(d)	GBP	257	337,746
Vantiv LLC/Vantiv Issuer Corp., 3.88%, 11/15/25		100	131,419
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	112,711
WMG Acquisition Corp.:
4.13%, 11/01/24		180	209,609
5.50%, 04/15/26(d)	USD	918	930,623
Series APR, 3.63%, 10/15/26	EUR	100	116,323

			12,457,847

Diversified Telecommunication Services — 2.9%
CenturyLink, Inc.:
5.63%, 04/01/25	USD	890	861,075
Series S, 6.45%, 06/15/21		5,263	5,473,520
Series W, 6.75%, 12/01/23		7	7,326
Series Y, 7.50%, 04/01/24		2,409	2,571,607
Cincinnati Bell, Inc., 7.00%, 07/15/24(d)		2,099	1,810,387
Embarq Corp., 8.00%, 06/01/36		2,334	2,164,785
Frontier Communications Corp.:
10.50%, 09/15/22		736	535,440

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
11.00%, 09/15/25	USD	7,041	$4,435,830
8.00%, 04/01/27(d)		8,325	8,616,375
Level 3 Financing, Inc.:
5.38%, 08/15/22		243	243,911
5.63%, 02/01/23		969	972,634
5.13%, 05/01/23		1,292	1,290,773
5.38%, 05/01/25		760	760,950
5.25%, 03/15/26		4,892	4,878,302
Qwest Corp., 6.75%, 12/01/21		680	718,250
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	400	480,589
4.75%, 07/30/25		215	264,958
5.00%, 04/15/28		200	242,422
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	449	432,163
6.00%, 09/30/34		1,267	1,181,477
Telecom Italia SpA:
5.88%, 05/19/23	GBP	200	266,527
4.00%, 04/11/24	EUR	539	624,883
5.30%, 05/30/24(d)	USD	1,653	1,634,321
2.75%, 04/15/25	EUR	339	365,600

			40,834,105

Electric Utilities — 0.3%
AES Corp., 5.50%, 04/15/25	USD	797	823,062
NextEra Energy Operating Partners LP(d):
4.25%, 09/15/24		617	613,144
4.50%, 09/15/27		654	634,380
Talen Energy Supply LLC:
6.50%, 06/01/25		294	249,900
10.50%, 01/15/26(d)		294	294,000
7.25%, 05/15/27(d)		1,386	1,404,364

			4,018,850

Electronic Equipment, Instruments & Components — 0.7%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23		3,624	3,665,676
5.50%, 12/01/24		5,332	5,551,945
5.00%, 09/01/25		714	722,032
Itron, Inc., 5.00%, 01/15/26(d)		231	230,134

			10,169,787

Energy Equipment & Services — 0.9%
Apergy Corp., 6.38%, 05/01/26		783	802,575
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(d)		932	957,630
Ensco Rowan PLC:
4.50%, 10/01/24		336	232,472
5.20%, 03/15/25		1,483	1,026,977

7

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(d)	USD	1,360	$1,351,500
Pattern Energy Group, Inc., 5.88%, 02/01/24(d)		935	942,012
Precision Drilling Corp., 5.25%, 11/15/24		88	80,300
SESI LLC, 7.75%, 09/15/24		689	454,740
Transocean, Inc.:
8.38%, 12/15/21		275	288,063
9.00%, 07/15/23(d)		3,589	3,687,518
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		1,557	1,595,925
6.88%, 09/01/27(d)		1,624	1,658,510

			13,078,222

Environmental, Maintenance, & Security Service — 0.2%
GFL Environmental, Inc., 7.00%, 06/01/26(d)		1,889	1,817,596
Tervita Escrow Corp., 7.63%, 12/01/21(d)		1,577	1,580,942

			3,398,538

Equity Real Estate Investment Trusts (REITs) — 2.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(d)		966	979,283
Equinix, Inc., 5.88%, 01/15/26		3,457	3,621,519
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(d)		985	980,075
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		1,008	1,064,398
5.38%, 04/15/26		602	636,434
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		2,468	2,435,965
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		350	351,313
Iron Mountain, Inc., 4.88%, 09/15/27(d)		2,213	2,080,220
iStar, Inc.:
4.63%, 09/15/20		221	221,829
6.00%, 04/01/22		529	534,290
5.25%, 09/15/22		596	598,235
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		8,085	8,347,762
4.50%, 09/01/26		2,451	2,388,990
4.50%, 01/15/28		1,613	1,520,252
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		271	276,420
5.00%, 10/15/27		4,688	4,629,400

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp., 4.88%, 09/01/24		6,240	$6,179,784
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	1,695	1,704,797

			38,550,966

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		285	287,850
5.75%, 03/15/25		606	584,911
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.50%, 03/15/26(d)		629	657,305
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	225	287,153
Distribuidora Internacional de Alimentacion SA:
1.50%, 07/22/19	EUR	200	211,141
1.00%, 04/28/21		200	169,527
Nomad Foods Bondco PLC, 3.25%, 05/15/24		200	228,986
Post Holdings, Inc., 5.63%, 01/15/28(d)	USD	484	479,160
Premier Foods Finance PLC, 6.25%, 10/15/23	GBP	200	260,435
Tesco Corporate Treasury Services PLC, 2.50%, 05/02/25		141	177,170

			3,343,638

Food Products — 1.5%
Aramark Services, Inc.(d):
5.00%, 04/01/25	USD	148	147,260
5.00%, 02/01/28		2,829	2,798,942
B&G Foods, Inc., 5.25%, 04/01/25		971	938,836
Boparan Finance PLC, 5.50%, 07/15/21	GBP	100	71,999
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)	USD	830	755,300
Darling Ingredients, Inc., 5.25%, 04/15/27(d)		882	892,849
JBS USA LUX SA/JBS USA Finance, Inc.(d):
5.88%, 07/15/24		1,419	1,460,421
5.75%, 06/15/25		5,499	5,622,727
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(d)	USD	4,609	4,839,450
Post Holdings, Inc.(d):
5.50%, 03/01/25		2,014	2,031,622
5.75%, 03/01/27		207	208,035
Simmons Foods, Inc., 7.75%, 01/15/24(d)		1,306	1,384,360

			21,151,801

8

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Forest Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(d)		1,471	$1,567,167

Health Care Equipment & Supplies — 2.2%
Avantor, Inc.:
4.75%, 10/01/24	EUR	126	148,893
6.00%, 10/01/24(d)	USD	8,547	8,876,059
9.00%, 10/01/25(d)		7,606	8,338,077
Hologic, Inc.(d):
4.38%, 10/15/25		204	201,705
4.63%, 02/01/28		714	697,043
Immucor, Inc., 11.13%, 02/15/22(d)		1,380	1,393,800
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(d)		910	741,377
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(d)		9,878	9,211,235
Teleflex, Inc.:
4.88%, 06/01/26		826	838,390
4.63%, 11/15/27		608	600,704

			31,047,283

Health Care Providers & Services — 6.1%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		782	785,910
6.50%, 03/01/24		986	1,008,185
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		1,052	1,112,490
Centene Corp.:
4.75%, 05/15/22		2	2,019
5.38%, 06/01/26(d)		10,220	10,600,184
CHS/Community Health Systems, Inc.(d):
8.63%, 01/15/24		3,435	3,435,000
8.00%, 03/15/26		3,624	3,471,792
DaVita, Inc., 5.00%, 05/01/25		1,938	1,832,767
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(d)(h)		601	601,751
Encompass Health Corp., 5.75%, 11/01/24		1,072	1,080,040
Envision Healthcare Crop., 8.75%, 10/15/26(d)		1,687	1,421,298
HCA, Inc.:
5.38%, 02/01/25	USD	2,604	2,717,144
5.88%, 02/15/26		142	150,521
5.38%, 09/01/26		2,251	2,335,660
5.63%, 09/01/28		5,700	5,942,763
5.88%, 02/01/29		6,026	6,395,092
MEDNAX, Inc., 5.25%, 12/01/23(d)		933	930,668
Molina Healthcare, Inc.:
5.38%, 11/15/22		774	789,248
4.88%, 06/15/25(d)		1,633	1,618,711

Security		Par (000)	Value

Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		1,842	$1,832,790
NVA Holdings, Inc., 6.88%, 04/01/26(d)		1,005	979,875
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(d)(h)		3,701	3,635,905
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(d)		3,351	3,544,956
Sotera Health Holdings LLC, 6.50%, 05/15/23(d)		1,538	1,541,845
Surgery Center Holdings, Inc.(d):
6.75%, 07/01/25		1,193	1,082,648
10.00%, 04/15/27		2,057	2,087,855
Tenet Healthcare Corp.:
6.00%, 10/01/20		3,670	3,770,191
8.13%, 04/01/22		4,174	4,363,416
4.63%, 07/15/24		6,003	5,959,178
6.25%, 02/01/27(d)		4,189	4,272,780
Vizient, Inc., 6.25%, 05/15/27(d)		2,533	2,637,486
WellCare Health Plans, Inc.:
5.25%, 04/01/25		1,404	1,422,884
5.38%, 08/15/26(d)		2,015	2,064,771

			85,427,823

Health Care Technology — 0.6%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		2,812	2,713,580
IQVIA, Inc.:
3.25%, 03/15/25	EUR	1,200	1,362,311
3.25%, 03/15/25(d)		100	113,526
5.00%, 10/15/26(d)	USD	1,454	1,479,445
5.00%, 05/15/27(d)		2,482	2,517,765

			8,186,627

Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC/New Red Finance, Inc.(d):
4.25%, 05/15/24		3,317	3,279,684
5.00%, 10/15/25		8,736	8,604,960
Boyd Gaming Corp., 6.00%, 08/15/26		526	531,260
Boyne USA, Inc., 7.25%, 05/01/25(d)		813	878,040
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(d)		2,647	2,588,766
Churchill Downs, Inc.(d):
5.50%, 04/01/27	USD	3,667	3,731,172
4.75%, 01/15/28		1,309	1,256,640
Cirsa Finance International Sarl, 6.25%, 12/20/23	EUR	162	192,392
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	174	220,016
EI Group PLC, 6.38%, 02/15/22		110	142,112
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	812	827,184
6.00%, 09/15/26		717	742,095

9

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
ESH Hospitality, Inc., 5.25%, 05/01/25(d)		1,388	$1,391,470
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23		256	271,892
Golden Nugget, Inc., 6.75%, 10/15/24(d)		6,652	6,602,110
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		2,280	2,302,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		529	532,063
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d):
5.00%, 06/01/24		255	258,188
5.25%, 06/01/26		1,878	1,897,494
4.75%, 06/01/27		790	774,200
Lions Gate Capital Holdings LLC(d):
6.38%, 02/01/24		147	150,675
5.88%, 11/01/24		1,096	1,101,480
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26(d)		386	399,510
Melco Resorts Finance Ltd., 4.88%, 06/06/25(d)		1,847	1,817,587
MGM Resorts International:
6.63%, 12/15/21		2,010	2,143,163
7.75%, 03/15/22		2,666	2,939,265
4.63%, 09/01/26		3,124	3,030,280
Sabre GLBL, Inc.(d):
5.38%, 04/15/23		1,516	1,527,643
5.25%, 11/15/23		882	886,410
Scientific Games International, Inc.:
5.00%, 10/15/25(d)		3,159	3,097,020
3.38%, 02/15/26	EUR	800	874,948
8.25%, 03/15/26(d)	USD	5,082	5,110,662
Sisal Group SpA, 7.00%, 07/31/23	EUR	100	112,987
Six Flags Entertainment Corp.(d):
4.88%, 07/31/24	USD	4,025	3,975,492
5.50%, 04/15/27		1,514	1,509,594
Station Casinos LLC, 5.00%, 10/01/25(d)		924	889,350
Stonegate Pub Co. Financing PLC:
7.05%, 03/15/22(f)	GBP	100	126,995
Stonegate Pub Co. Financing PLC (continued):
(3 mo. LIBOR GBP + 4.38%), 5.22%, 03/15/22(e)	GBP	150	189,266
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32		400	510,644
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	100	102,500
5.75%, 04/01/27		306	307,530

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(d)		527	$534,905
Wynn Macau Ltd.(d):
4.88%, 10/01/24		639	625,233
5.50%, 10/01/27		746	721,938
Yum! Brands, Inc.:
3.88%, 11/01/23		721	719,198
5.35%, 11/01/43		30	26,400

			70,455,213

Household Durables — 1.5%
Algeco Global Finance PLC, 8.00%, 02/15/23(d)		3,407	3,441,070
Lennar Corp.:
6.63%, 05/01/20		1,160	1,190,450
8.38%, 01/15/21		2,810	3,013,725
4.88%, 12/15/23		968	991,232
5.25%, 06/01/26		302	311,438
4.75%, 11/29/27		2,510	2,528,825
Mattamy Group Corp.(d):
6.88%, 12/15/23		924	947,100
6.50%, 10/01/25		388	393,820
MDC Holdings, Inc., 6.00%, 01/15/43		716	628,290
Meritage Homes Corp., 5.13%, 06/06/27		404	394,284
PulteGroup, Inc., 6.38%, 05/15/33		2,805	2,896,162
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(d)(g)		1,505	1,497,024
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,535	1,538,837
TRI Pointe Group, Inc., 4.88%, 07/01/21		292	292,730
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		1,060	1,052,050

			21,117,037

Household Products — 0.2%
Diamond (BC) BV, 5.63%, 08/15/25	EUR	120	99,203
Energizer Holdings, Inc.(d):
6.38%, 07/15/26	USD	365	365,913
7.75%, 01/15/27	USD	1,661	1,731,592

			2,196,708

Independent Power and Renewable Electricity Producers — 2.7%
AES Corp.:
4.50%, 03/15/23		1,021	1,027,381
4.88%, 05/15/23		327	328,393
6.00%, 05/15/26		1,360	1,421,200
Calpine Corp.:
6.00%, 01/15/22(d)		251	252,883
5.38%, 01/15/23		4,903	4,847,841
5.88%, 01/15/24(d)		1,312	1,323,086
5.75%, 01/15/25		3,269	3,163,477
5.25%, 06/01/26(d)		4,275	4,184,456

10

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC:
5.38%, 08/15/24		2,005	$1,994,975
5.75%, 10/15/25(d)		1,149	1,146,128
MPM Escrow LLC, 8.88%, 10/15/20(b)(f)(j)		3,738	—
NRG Energy, Inc.:
3.75%, 06/15/24(d)		845	855,241
6.63%, 01/15/27		6,054	6,439,942
5.75%, 01/15/28		2,537	2,647,994
4.45%, 06/15/29(d)		1,838	1,887,346
5.25%, 06/15/29(d)		3,420	3,514,631
TerraForm Power Operating LLC(d):
4.25%, 01/31/23		1,191	1,152,293
6.63%, 06/15/25(m)		140	144,550
5.00%, 01/31/28		1,627	1,563,954

			37,895,771

Industrial Conglomerates — 1.0%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	500	581,309
BWX Technologies, Inc., 5.38%, 07/15/26(d)	USD	855	872,100
Project Spring, (Aquired 05/09/19, cost $845,134), 10.00%, 06/30/24(b)(n)		8,900	9,144,750
Vertiv Group Corp., 9.25%, 10/15/24(d)		3,333	3,283,005

			13,881,164

Insurance — 1.8%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(d)		632	649,380
Aegon NV, 5.63%(f)(k)	EUR	200	231,272
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(d)	USD	8,047	8,207,940
AmWINS Group, Inc., 7.75%, 07/01/26(d)		953	960,148
Ardonagh Midco 3 PLC, 8.63%, 07/15/23(d)		950	866,875
Assicurazioni Generali SpA(i):
(3 mo. EURIBOR + 7.11%), 7.75%, 12/12/42	EUR	100	130,710
(3 mo. EURIBOR + 5.35%), 5.50%, 10/27/47		200	243,761
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27		100	133,927
CNO Financial Group, Inc., 5.25%, 05/30/29(g)	USD	2,006	2,026,060
GTCR AP Finance, Inc., 8.00%, 05/15/27(d)		1,244	1,219,120
HUB International Ltd., 7.00%, 05/01/26(d)		6,562	6,453,071

Security		Par (000)	Value

Insurance (continued)
Nationstar Mortgage Holdings, Inc.(d):
8.13%, 07/15/23		3,294	$3,285,765
9.13%, 07/15/26		977	956,835

			25,364,864

Interactive Media & Services — 1.2%
Equinix, Inc.:
5.38%, 01/01/22		1,110	1,136,363
2.88%, 03/15/24	EUR	345	397,461
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(d)	USD	1,726	1,736,787
Match Group, Inc., 5.63%, 02/15/29(d)		1,031	1,063,755
Netflix, Inc.:
5.88%, 11/15/28		3,589	3,768,450
3.88%, 11/15/29	EUR	396	451,239
5.38%, 11/15/29(d)	USD	3,247	3,295,705
Symantec Corp., 5.00%, 04/15/25(d)		2,371	2,369,332
Uber Technologies, Inc., 7.50%, 11/01/23(d)		1,618	1,690,810
United Group BV, 4.38%, 07/01/22	EUR	258	293,582

			16,203,484

IT Services — 1.8%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		300	316,499
9.75%, 09/01/26(d)	USD	10,049	9,395,815
First Data Corp., 5.75%, 01/15/24(d)		7,738	7,921,777
Gartner, Inc., 5.13%, 04/01/25(d)		1,176	1,184,820
InterXion Holding NV, 4.75%, 06/15/25	EUR	164	193,563
WEX, Inc., 4.75%, 02/01/23(d)	USD	3,891	3,881,272
Xerox Corp.:
4.80%, 03/01/35		2,281	1,864,718
6.75%, 12/15/39		178	172,037

			24,930,501

Leisure Products — 0.3%
Mattel, Inc., 6.75%, 12/31/25(d)	USD	4,567	4,497,171

Machinery — 1.2%
Colfax Corp.(d):
6.00%, 02/15/24		2,626	2,713,525
6.38%, 02/15/26		1,416	1,479,720
Manitowoc Co., Inc., 9.00%, 04/01/26(d)		801	778,972
Mueller Water Products, Inc., 5.50%, 06/15/26(d)		1,246	1,258,460
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	158	174,745
SPX FLOW, Inc.(d):
5.63%, 08/15/24	USD	727	743,357
5.88%, 08/15/26		623	643,248
Terex Corp., 5.63%, 02/01/25(d)		4,399	4,325,317
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)		4,117	3,669,276

11

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Wabash National Corp., 5.50%, 10/01/25(d)		1,510	$1,423,175

			17,209,795

Media — 14.2%
Altice Financing SA(d):
6.63%, 02/15/23		3,688	3,743,320
7.50%, 05/15/26		2,395	2,341,663
Altice Finco SA, 7.63%, 02/15/25(d)		240	221,400
Altice France SA:
6.25%, 05/15/24(d)		409	414,624
7.38%, 05/01/26(d)		8,522	8,324,929
5.88%, 02/01/27	EUR	300	351,024
8.13%, 02/01/27(d)	USD	5,777	5,769,779
Altice Luxembourg SA:
7.75%, 05/15/22(d)		1,469	1,494,708
7.63%, 02/15/25(d)		1,798	1,655,419
8.00%, 05/15/27	EUR	111	122,909
10.50%, 05/15/27(d)	USD	2,929	2,926,803
AMC Networks, Inc., 4.75%, 08/01/25		3,441	3,363,577
Block Communications, Inc., 6.88%, 02/15/25(d)		685	703,838
Capital Stage Finance BV, 5.25%(f)(k)(l)	EUR	100	112,416
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
4.00%, 03/01/23	USD	1,937	1,917,049
5.13%, 05/01/27		13,795	13,803,622
5.88%, 05/01/27		142	146,438
5.00%, 02/01/28		736	728,640
5.38%, 06/01/29		3,717	3,724,025
Clear Channel International BV, 8.75%, 12/15/20(d)		4,201	4,295,522
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		4,835	4,930,298
9.25%, 02/15/24(d)	USD	11,887	12,685,806
Series B, 6.50%, 11/15/22		10,424	10,632,480
CSC Holdings LLC:
5.38%, 07/15/23(d)		5,009	5,084,135
5.25%, 06/01/24		4,920	4,958,376
7.75%, 07/15/25(d)		4,974	5,291,092
6.63%, 10/15/25(d)		1,611	1,689,053
10.88%, 10/15/25(d)		11,138	12,642,187
5.50%, 05/15/26(d)		3,501	3,552,465
5.38%, 02/01/28(d)		1,000	1,002,500
6.50%, 02/01/29(d)		2,799	2,959,103
Series 144S, 5.13%, 12/15/21(d)		6,425	6,408,937
DISH DBS Corp.:
6.75%, 06/01/21		2,450	2,529,625
5.88%, 07/15/22		4,574	4,495,327
5.00%, 03/15/23		1,948	1,821,380

Security		Par (000)	Value

Media (continued)
5.88%, 11/15/24		2,621	$2,356,410
eircom Finance DAC, 3.50%, 05/15/26	EUR	142	158,405
Entercom Media Corp.(d):
7.25%, 11/01/24	USD	103	105,318
6.50%, 05/01/27		1,411	1,432,165
Gray Television, Inc., 7.00%, 05/15/27(d)		1,423	1,507,299
Hughes Satellite Systems Corp., 5.25%, 08/01/26		916	911,676
iHeartCommunications, Inc., 6.38%, 05/01/26		465	482,567
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		3,724	3,332,980
8.50%, 10/15/24(d)		4,863	4,729,267
9.75%, 07/15/25(d)		4,483	4,514,471
Lamar Media Corp., 5.75%, 02/01/26		716	748,671
Level 3 Parent LLC, 5.75%, 12/01/22		1,939	1,943,847
MDC Partners, Inc., 6.50%, 05/01/24(d)		1,843	1,686,345
Meredith Corp., 6.88%, 02/01/26		1,046	1,077,275
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(d)		1,100	1,138,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(d)		2,780	2,749,698
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/25		354	358,425
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(d)		1,450	1,402,875
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(d)		390	393,900
Sable International Finance Ltd., 5.75%, 09/07/27(d)		600	590,250
Sirius XM Radio, Inc.(d):
4.63%, 05/15/23		230	231,150
5.00%, 08/01/27	USD	1,151	1,133,735
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(h)	EUR	175	200,438
TEGNA, Inc.:
5.13%, 10/15/19	USD	457	457,041
5.50%, 09/15/24(d)		344	349,590
Tele Columbus AG, 3.88%, 05/02/25	EUR	100	97,595
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(d)	USD	2,400	2,365,200
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	270	324,086
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(d)	USD	679	732,471
Tribune Media Co., 5.88%, 07/15/22		1,962	1,983,484
United Group BV, 4.88%, 07/01/24	EUR	199	227,871
Unitymedia GmbH, 3.75%, 01/15/27		100	117,364

12

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.50%, 01/15/27		100	$117,301
6.25%, 01/15/29		270	334,810
Univision Communications, Inc.(d):
5.13%, 05/15/23	USD	2,007	1,896,615
5.13%, 02/15/25		1,200	1,098,924
UPC Holding BV:
5.50%, 01/15/28(d)		220	217,404
3.88%, 06/15/29	EUR	100	114,229
UPCB Finance IV Ltd., 5.38%, 01/15/25(d)	USD	992	1,004,400
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	360	420,855
Videotron Ltd., 5.13%, 04/15/27(d)	USD	2,383	2,394,915
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		4,988	5,053,467
Virgin Media Secured Finance PLC:
6.25%, 03/28/29	GBP	400	528,456
5.50%, 05/15/29(d)	USD	1,914	1,902,038
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	26	30,155
4.63%, 01/15/25		200	227,175
5.88%, 01/15/25(d)	USD	2,843	2,821,677
6.00%, 01/15/27(d)		640	621,600
Ziggo BV:
4.25%, 01/15/27	EUR	360	416,910
5.50%, 01/15/27(d)	USD	2,575	2,510,625

			198,396,394

Metals & Mining — 4.0%
Alcoa Nederland Holding BV(d):
7.00%, 09/30/26		681	713,348
6.13%, 05/15/28		608	611,040
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		1,549	1,610,960
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(d)	USD	1,222	1,215,890
CONSOL Energy, Inc., 11.00%, 11/15/25(d)		2,871	3,111,446
Constellium NV(d):
5.75%, 05/15/24		2,002	2,017,015
6.63%, 03/01/25		941	955,115
5.88%, 02/15/26		5,453	5,371,205
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		2,078	2,088,390
3.55%, 03/01/22		4,058	3,971,767
3.88%, 03/15/23		6,360	6,121,500
4.55%, 11/14/24		1,717	1,659,051
5.40%, 11/14/34		641	570,490
5.45%, 03/15/43		7,774	6,631,222
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		1,180	1,097,400

Security		Par (000)	Value

Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(d)		791	$834,505
Kaiser Aluminum Corp., 5.88%, 05/15/24		773	786,528
Mineral Resources Ltd., 8.13%, 05/01/27(d)		1,664	1,671,804
Novelis Corp.(d):
6.25%, 08/15/24		8,359	8,547,077
5.88%, 09/30/26		1,359	1,324,182
Steel Dynamics, Inc.:
5.25%, 04/15/23		949	959,676
5.50%, 10/01/24		1,540	1,568,475
4.13%, 09/15/25		365	360,894
5.00%, 12/15/26		470	480,575
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(d)		616	606,760
thyssenkrupp AG, 2.88%, 02/22/24	EUR	438	489,385
United States Steel Corp.:
6.88%, 08/15/25	USD	923	798,857
6.25%, 03/15/26		68	55,845

			56,230,402

Multi-Utilities — 0.1%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(d)		1,963	1,997,981

Multiline Retail — 0.0%
Hipercor SA, 3.88%, 01/19/22	EUR	200	237,170

Offshore Drilling & Other Services — 0.1%
Entegris, Inc., 4.63%, 02/10/26(d)	USD	1,250	1,243,750

Oil, Gas & Consumable Fuels — 13.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 09/15/24		385	380,014
5.75%, 03/01/27(d)	USD	223	224,673
Antero Resources Corp.:
5.63%, 06/01/23		747	738,596
5.00%, 03/01/25		244	231,495
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(d):
10.00%, 04/01/22		1,610	1,708,435
7.00%, 11/01/26		881	825,673
Berry Petroleum Co. LLC, 7.00%, 02/15/26(d)		554	535,995
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25		1,138	1,112,395
Bruin E&P Partners LLC, 8.88%, 08/01/23(d)		689	618,377

13

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.:
6.13%, 10/01/24		2,318	$2,294,356
Series WI, 6.38%, 07/01/26		654	636,015
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		1,948	1,801,900
8.25%, 07/15/25		748	729,300
Centennial Resource Production LLC, 6.88%, 04/01/27(d)		886	879,532
Chaparral Energy, Inc., 8.75%, 07/15/23(d)		1,146	658,950
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		2,328	2,595,022
5.88%, 03/31/25		2,553	2,744,475
5.13%, 06/30/27		6,893	7,134,393
Cheniere Energy Partners LP:
5.63%, 10/01/26(d)		1,956	1,980,450
Series WI, 5.25%, 10/01/25		329	329,823
Chesapeake Energy Corp.:
6.63%, 08/15/20		958	969,975
4.88%, 04/15/22		1,087	1,043,520
5.75%, 03/15/23		300	287,250
7.00%, 10/01/24		1,290	1,167,450
8.00%, 01/15/25		1,447	1,331,240
8.00%, 03/15/26(d)		956	867,570
8.00%, 06/15/27		3,585	3,172,725
CNX Resources Corp., 5.88%, 04/15/22		5,805	5,566,298
Comstock Resources, Inc., 9.75%, 08/15/26		1,006	774,620
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(d)		1,257	1,118,730
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		385	388,196
5.63%, 05/01/27(d)		1,695	1,661,100
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)	USD	4,857	4,650,577
DCP Midstream Operating LP:
5.38%, 07/15/25		1,417	1,473,680
5.13%, 05/15/29		1,843	1,859,126
6.45%, 11/03/36(d)		1,282	1,314,050
6.75%, 09/15/37(d)		2,344	2,414,320
Denbury Resources, Inc., 9.25%, 03/31/22(d)		2,652	2,559,180
Diamond Offshore Drilling, Inc.:
5.70%, 10/15/39		111	69,375
4.88%, 11/01/43		1,852	1,092,680
eG Global Finance PLC:
3.63%, 02/07/24	EUR	175	190,614
4.38%, 02/07/25		333	364,571
6.75%, 02/07/25(d)	USD	2,283	2,240,194

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26		2,899	$2,956,980
5.75%, 01/30/28		1,691	1,752,299
EnLink Midstream LLC, 5.38%, 06/01/29		474	470,549
EnLink Midstream Partners LP:
4.40%, 04/01/24		1,638	1,609,335
4.15%, 06/01/25		150	143,625
4.85%, 07/15/26		325	318,500
5.60%, 04/01/44		1,500	1,320,000
5.05%, 04/01/45		2,004	1,683,360
5.45%, 06/01/47		1,151	1,001,370
Ensco Rowan PLC:
5.75%, 10/01/44		526	305,080
7.75%, 02/01/26		1,354	1,005,345
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		1,759	1,512,740
5.63%, 02/01/26		2,846	2,234,110
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		350	338,065
5.63%, 06/15/24		349	328,060
6.50%, 10/01/25		716	680,200
6.25%, 05/15/26		1,040	960,700
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		1,860	1,467,075
Gulfport Energy Corp.:
6.63%, 05/01/23		292	268,640
6.00%, 10/15/24		674	556,050
6.38%, 01/15/26		1,349	1,099,435
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(d)		1,587	1,634,610
Indigo Natural Resources LLC, 6.88%, 02/15/26(d)		1,698	1,523,955
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(d)	USD	384	385,920
Matador Resources Co., 5.88%, 09/15/26		2,679	2,652,210
MEG Energy Corp., 6.50%, 01/15/25(d)		3,931	3,782,408
Murphy Oil Corp.:
5.75%, 08/15/25		1,200	1,202,374
7.05%, 05/01/29		72	76,800
5.63%, 12/01/42		751	661,472
Nabors Industries, Inc.:
5.00%, 09/15/20		142	143,775
4.63%, 09/15/21		1,362	1,310,925
5.50%, 01/15/23		306	268,423
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(d)		480	476,400

14

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC(d):
4.88%, 08/15/27		2,808	$2,885,220
7.77%, 12/15/37		3,002	3,707,470
Noble Holding International Ltd.:
7.75%, 01/15/24		113	88,423
7.88%, 02/01/26(d)		5,580	4,826,700
5.25%, 03/15/42		686	379,015
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 9.50%, 05/15/23(h)		2,412	2,484,987
NuStar Logistics LP, 6.00%, 06/01/26		931	928,840
Oasis Petroleum, Inc.:
6.88%, 03/15/22		1,289	1,247,778
6.88%, 01/15/23		746	716,160
6.25%, 05/01/26(d)		660	584,100
Pacific Drilling SA, 8.38%, 10/01/23(d)		6,900	6,589,500
Parsley Energy LLC/Parsley Finance Corp.(d):
6.25%, 06/01/24		696	710,790
5.38%, 01/15/25		2,126	2,120,685
5.25%, 08/15/25		408	399,840
5.63%, 10/15/27		1,130	1,115,898
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		1,607	1,631,105
PDC Energy, Inc.:
1.13%, 09/15/21(l)		40	36,501
6.13%, 09/15/24		263	253,795
5.75%, 05/15/26		957	887,330
Precision Drilling Corp., 7.13%, 01/15/26(d)		976	924,760
QEP Resources, Inc.:
6.88%, 03/01/21		635	644,525
5.38%, 10/01/22		2,840	2,726,400
5.25%, 05/01/23		697	656,922
5.63%, 03/01/26		1,932	1,748,460
Range Resources Corp.:
5.88%, 07/01/22		454	444,920
5.00%, 08/15/22		463	437,313
4.88%, 05/15/25	USD	319	277,929
Rowan Cos., Inc., 4.88%, 06/01/22		2,276	2,062,625
Sanchez Energy Corp.:
7.75%, 06/15/21		4,768	524,480
6.13%, 01/15/23		215	23,650
SESI LLC, 7.13%, 12/15/21		513	382,185
Seven Generations Energy Ltd.(d):
6.88%, 06/30/23		539	543,043
5.38%, 09/30/25		1,330	1,260,175
SM Energy Co.:
6.13%, 11/15/22		1,563	1,512,202
5.00%, 01/15/24		440	385,000
5.63%, 06/01/25		929	808,230
6.75%, 09/15/26		74	66,082

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.:
6.20%, 01/23/25		594	$552,236
7.50%, 04/01/26		139	133,440
7.75%, 10/01/27		1,214	1,159,370
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27(d)		238	241,868
Series WI, 4.88%, 01/15/23		1,723	1,736,302
Series WI, 5.50%, 02/15/26		632	638,320
Series WI, 5.88%, 03/15/28		808	820,120
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
4.75%, 10/01/23		158	158,793
5.50%, 09/15/24		2,321	2,367,420
5.50%, 01/15/28		5,255	5,228,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/23		637	625,852
5.13%, 02/01/25		245	245,613
5.88%, 04/15/26		1,406	1,453,452
5.38%, 02/01/27		99	99,495
6.50%, 07/15/27(d)		2,173	2,263,071
5.00%, 01/15/28		1,884	1,812,785
6.88%, 01/15/29(d)		5,317	5,665,928
Transocean Pontus Ltd., 6.13%, 08/01/25(d)		1,240	1,250,689
Transocean Poseidon Ltd., 6.88%, 02/01/27(d)		2,677	2,753,964
Transocean Sentry Ltd., 5.38%, 05/15/23(d)		1,671	1,656,379
Transocean, Inc.(d):
7.25%, 11/01/25		1,836	1,707,480
7.50%, 01/15/26		1,832	1,710,630
Vantage Drilling International, 9.25%, 11/15/23(d)		822	826,110
Whiting Petroleum Corp., 6.63%, 01/15/26		594	543,510
WPX Energy, Inc.:
8.25%, 08/01/23		1,760	1,940,400
5.75%, 06/01/26	USD	225	223,172

			185,705,862

15

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(d)		1,566	$1,637,488

Personal Products — 0.1%
Coty, Inc., 6.50%, 04/15/26(d)		736	706,472

Pharmaceuticals — 4.5%
Bausch Health Americas, Inc.(d):
8.50%, 01/31/27		4,792	5,030,114
9.25%, 04/01/26		1,080	1,169,437
Bausch Health Cos., Inc.:
5.50%, 03/01/23(d)		1,642	1,646,105
4.50%, 05/15/23	EUR	2,715	3,064,515
5.88%, 05/15/23(d)	USD	1,743	1,751,715
7.00%, 03/15/24(d)		3,210	3,352,444
6.13%, 04/15/25(d)		3,885	3,785,447
5.50%, 11/01/25(d)		6,464	6,501,427
9.00%, 12/15/25(d)		1,058	1,138,673
5.75%, 08/15/27(d)		1,922	1,940,019
7.00%, 01/15/28(d)		2,258	2,232,597
7.25%, 05/30/29(d)		3,764	3,745,180
Charles River Laboratories International, Inc., 5.50%, 04/01/26(d)		1,963	2,039,066
Eagle Holding Co. II LLC, (7.75% Cash), 7.75%, 05/15/22(d)(h)		1,972	1,984,325
Elanco Animal Health, Inc., 4.90%, 08/28/28(d)		1,088	1,178,886
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(d)		272	195,160
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)		8,068	8,190,634
MEDNAX, Inc., 6.25%, 01/15/27(d)		4,777	4,824,770
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	337	392,457
Par Pharmaceutical, Inc., 7.50%, 04/01/27(d)	USD	5,947	5,753,722
Rossini Sarl, 6.75%, 10/30/25	EUR	501	593,911
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(d)	USD	1,020	1,060,800
Team Health Holdings, Inc., 6.38%, 02/01/25(d)		2,402	1,980,149

			63,551,553

Real Estate Management & Development — 0.3%
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	108,209
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)	USD	1,158	1,149,315

Security		Par (000)	Value

Real Estate Management & Development (continued)
Howard Hughes Corp., 5.38%, 03/15/25(d)	USD	1,426	$1,408,175
Newmark Group, Inc., 6.13%, 11/15/23		642	656,663
Residomo SRO, 3.38%, 10/15/24	EUR	220	252,249
Summit Germany Ltd., 2.00%, 01/31/25		145	148,863

			3,723,474

Restaurants — 0.1%
IRB Holding Corp., 6.75%, 02/15/26(d)	USD	829	808,275

Road & Rail — 0.6%
Avis Budget Finance PLC, 4.75%, 01/30/26	EUR	307	350,280
Europcar Mobility Group, 4.00%, 04/30/26		195	213,849
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(d)	USD	1,094	1,017,420
Herc Rentals, Inc.(d):
7.50%, 06/01/22		1,230	1,269,975
7.75%, 06/01/24		1,051	1,106,177
Hertz Corp., 7.63%, 06/01/22(d)		1,973	2,000,129
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	243	277,928
Loxam SAS, 4.50%, 04/15/27		100	111,235
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	485	493,488
5.88%, 09/15/26		567	587,554
5.25%, 01/15/30		1,374	1,346,520

			8,774,555

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		422	469,475
Qorvo, Inc., 5.50%, 07/15/26(d)		2,652	2,698,410
Sensata Technologies BV(d):
5.63%, 11/01/24		903	949,279
5.00%, 10/01/25		3,439	3,439,000

			7,556,164

Software — 5.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(d)		3,872	3,978,480
CDK Global, Inc.:
4.88%, 06/01/27		4,031	3,945,341
5.25%, 05/15/29(d)		795	793,012
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(d)		6,216	6,775,440
Infor US, Inc., 6.50%, 05/15/22		12,873	13,021,683
Informatica LLC, 7.13%, 07/15/23(d)		5,614	5,670,140
Nuance Communications, Inc.:
6.00%, 07/01/24		1,512	1,546,096

16

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
5.63%, 12/15/26	USD	1,410	$1,439,977
PTC, Inc., 6.00%, 05/15/24		1,996	2,090,810
Rackspace Hosting, Inc., 8.63%, 11/15/24(d)		1,189	1,031,719
RP Crown Parent LLC, 7.38%, 10/15/24(d)		4,230	4,400,469
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		11,381	12,248,232
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(d)		1,440	1,483,200
SS&C Technologies, Inc., 5.50%, 09/30/27(d)		8,904	8,971,047
TIBCO Software, Inc., 11.38%, 12/01/21(d)		7,252	7,668,990
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(d)		1,938	1,802,340

			76,866,976

Specialty Retail — 1.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,505	2,561,363
Carvana Co., 8.88%, 10/01/23(d)		802	793,483
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(d)		1,907	1,887,930
Group 1 Automotive, Inc., 5.25%, 12/15/23(d)		264	268,290
IAA Spinco, Inc., 5.50%, 06/15/27(d)(g)		1,961	1,990,395
L Brands, Inc.:
6.88%, 11/01/35		2,579	2,243,730
6.75%, 07/01/36		384	326,400
Penske Automotive Group, Inc., 5.50%, 05/15/26		299	296,010
PetSmart, Inc., 5.88%, 06/01/25(d)		1,729	1,612,465
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	100	116,273
Staples, Inc.(d):
7.50%, 04/15/26	USD	7,398	7,102,894
10.75%, 04/15/27		857	822,463

			20,021,696

Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(d)		5,762	6,072,624
Western Digital Corp., 4.75%, 02/15/26		3,119	2,957,654

			9,030,278

Textiles, Apparel & Luxury Goods — 0.1%
William Carter Co., 5.63%, 03/15/27(d)		932	951,805

Thrifts & Mortgage Finance — 0.2%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	128,321

Security		Par (000)	Value

Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(d):
5.25%, 03/15/22	USD	264	$263,652
5.25%, 10/01/25		2,176	2,127,040

			2,519,013

Transportation Infrastructure — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	100	94,399

Utilities — 0.1%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23		100	115,026
4.13%, 08/01/25		100	115,893
Orano SA, 3.38%, 04/23/26		200	222,262
Vistra Operations Co. LLC(d):
5.50%, 09/01/26	USD	142	145,550
5.63%, 02/15/27		1,069	1,099,413

			1,698,144

Wireless Telecommunication Services — 3.4%
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		614	633,188
Digicel Group Two Ltd., 8.25%, 09/30/22(d)		594	221,725
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(d)		2,139	2,101,567
Digicel Ltd., 6.00%, 04/15/21(d)		2,770	2,319,875
Equinix, Inc.:
2.88%, 10/01/25	EUR	520	596,022
2.88%, 02/01/26		100	115,066
Matterhorn Telecom SA, 3.88%, 05/01/22		235	264,131
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)	USD	773	755,608
SBA Communications Corp., 4.00%, 10/01/22		2,644	2,629,775
Sprint Corp.:
7.88%, 09/15/23		7,286	7,814,235
7.13%, 06/15/24		11,808	12,280,320
7.63%, 02/15/25		1,642	1,736,415
7.63%, 03/01/26		2,325	2,463,337
T-Mobile USA, Inc.:
4.00%, 04/15/22		591	595,433
6.50%, 01/15/24		2,638	2,723,735
6.38%, 03/01/25		994	1,030,132
6.50%, 01/15/26		1,549	1,634,195
4.50%, 02/01/26		1,674	1,650,983
4.75%, 02/01/28		3,546	3,513,873
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		1,327	1,439,894
Wind Tre SpA, 3.13%, 01/20/25	EUR	100	109,335

17

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(d)(h)	USD	745	$771,075

			47,399,919

Total Corporate Bonds — 114.4% (Cost — $1,611,214,261)			1,601,111,114

Floating Rate Loan Interests(e) — 15.4%

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 12/06/25(b)	USD	254	255,265
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.34%, 04/30/25		328	328,078

			583,343

Auto Components — 0.6%
Panther BF Aggregator 2 LP, Term Loan B, (1 mo. LIBOR + 3.50%), 5.93%, 04/30/26		6,718	6,663,450
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.60%, 05/16/24		1,452	1,410,042

			8,073,492

Capital Markets — 0.4%
Horizon Holdings III SAS, EUR Term Loan B4, (EURIBOR + 2.75%), 2.75%, 10/29/22	EUR	882	983,976
Jefferies Finance LLC, 2019 Term Loan, 05/21/26(o)	USD	1,116	1,113,556
Travelport Finance (Luxembourg) Sarl, 2019 Term Loan, 03/13/26(o)		3,397	3,242,708

			5,340,240

Chemicals — 0.7%
Allnex (Luxembourg) & Cy S.C.A., 2016 EUR Term Loan B1, (EURIBOR + 3.25%), 3.25%, 09/13/23	EUR	990	1,096,620
Alpha 3 BV, 2017 Term Loan B1, 01/31/24(o)	USD	3,339	3,288,914
Charter NEX US Holdings, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 05/16/24		480	478,320

Security	Par (000)		Value

Chemicals (continued)
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50%, 1.00% Floor), 6.15%, 06/28/24	USD	341	$339,304
Invictus US LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.27%, 03/25/26(b)		327	323,978
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 5.10%, 03/01/26		1,442	1,413,238
Momentive Performance Materials, Inc., Term Loan B, (1 Week LIBOR + 3.25%), 5.65%, 04/16/24		933	928,923
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.72%, 10/01/25		2,244	2,223,894

			10,093,191

Commercial Services & Supplies — 1.1%
Asurion LLC, 2017 2nd Lien Term Loan, 08/04/25(o)		2,968	3,013,766
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/30/25		3,629	3,548,907
Silk Bidco AS, EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 02/07/25	EUR	1,000	1,102,348
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.94%, 08/27/25	USD	8,222	8,213,643

			15,878,664

Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.84%, 06/21/24		9,034	8,753,933
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 05/23/25	USD	2,660	2,556,424

			11,310,357

18

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials — 0.1%
Xella International GmbH, 2017 EUR Term Loan B, (EURIBOR + 3.75%), 3.75%, 04/11/24	EUR	1,000	$1,111,843

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.85%, 04/03/24	USD	1,601	1,557,421

Diversified Consumer Services — 0.5%
Ascend Learning LLC, 2017 Term Loan B, 07/12/24(o)		599	592,684
Gol LuxCo SA, 1st Lien Term Loan, (Fixed + 6.50%), 6.50%, 08/31/20(b)		3,885	3,933,563
Uber Technologies, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.45%, 04/04/25		2,866	2,858,572

			7,384,819

Diversified Financial Services — 0.0%
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 09/06/25		398	377,955

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, 01/31/25(o)		4,062	3,947,199
Sprint Communications, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 02/02/24		1,452	1,434,052

			5,381,251

Electrical Equipment — 0.0%
Sirius Computer Solutions, Inc., 2019 Term Loan B, 05/20/26(o)		366	365,542

Energy Equipment & Services — 0.5%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.43%, 03/01/24(b)		699	461,386
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.18%, 11/08/22(b)		4,819	4,843,095
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 3.86%, 07/13/20	USD	1,791	1,780,153

			7,084,634

Security	Par (000)		Value

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 10/10/23		492	$481,543

Gas Utilities — 0.1%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.10%, 07/31/25		1,652	1,654,192

Health Care Equipment & Supplies — 0.3%
CTC AcquiCo GmbH, EUR 2017 Term Loan B1, (EURIBOR + 2.50%), 2.75%, 03/07/25	EUR	42	47,557
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.60%, 06/15/21		4,281	4,259,612

			4,307,169

Health Care Providers & Services — 1.1%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 06/30/25		969	968,680
Concentra, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.97%, 06/01/23		1,338	1,344,684
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/10/25		5,231	4,749,327
Gentiva Health Services, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 07/02/25		1,595	1,594,653
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.50%, 07/02/26		357	361,876
HC Group Holdings II, Inc., Term Loan B, 05/21/26(b)(o)		378	375,165
LGC Science Holdings Ltd., USD Term Loan B3, (1 mo. LIBOR + 3.50%), 5.94%, 03/08/23		1,000	980,000
Quorum Health Corporation, Term Loan B, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.19%, 04/29/22		1,338	1,320,709
Sotera Health Holdings LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/15/22		3,633	3,595,601
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/06/24	USD	698	627,819

			15,918,514

19

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Technology — 0.4%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.95%, 02/11/26		5,583	$5,571,387

Hotels, Restaurants & Leisure — 0.6%
GVC Holdings PLC, 2018 EUR Term Loan, (EURIBOR + 2.75%), 2.75%, 03/29/24	EUR	1,000	1,117,150
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/05/25	USD	1,250	1,236,500
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 07/10/25		6,579	6,575,733

			8,929,383

Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.44%, 11/30/23(b)		2,617	2,460,390
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.49%, 11/28/21		1,854	1,821,106

			4,281,496

Insurance — 0.3%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.43%, 05/09/25		325	315,866
Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/31/25		4,329	4,262,397

			4,578,263

Interactive Media & Services — 0.2%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 05/06/24		925	856,790
ZPG PLC, 2018 Term Loan B, (LIBOR - GBP + 4.50%), 5.23%, 06/30/25	GBP	1,000	1,246,335

			2,103,125

IT Services — 0.1%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 08/01/24	USD	883	814,384
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.83%, 08/01/25	USD	420	348,600

			1,162,984

Security	Par (000)		Value

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 08/30/24		724	$705,290

Machinery — 0.3%
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 03/28/25		3,925	3,763,978

Media — 1.2%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.44%, 08/14/26		1,383	1,343,730
Getty Images, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.50%), 7.00%, 02/19/26		1,272	1,266,407
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.18%, 11/27/23		558	550,456
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.93%, 01/02/24		1,820	1,818,301
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		10,040	10,033,509
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.74%, 03/01/25		815	791,688
Tele Columbus AG, 2018 EUR Term Loan A2, (EURIBOR + 3.00%), 3.00%, 10/15/24	EUR	624	633,954

			16,438,045

Multiline Retail — 0.2%
EG Group Ltd., 2018 EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 02/06/25		992	1,097,036
Neiman Marcus Group Ltd. LLC, 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.72%, 10/25/20	USD	1,400	1,258,905

			2,355,941

Oil & Gas Equipment & Services — 0.7%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.44%, 05/10/25		10,544	10,219,252

20

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels — 0.3%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 7.19%, 11/03/25		530	$512,775
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.80%, 12/31/21		1,575	1,585,652
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 09/27/24		1,346	1,337,022

			3,435,449

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.75%, 04/29/24		1,284	1,236,183
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.47%, 06/02/25		1,938	1,930,691

			3,166,874

Professional Services — 0.2%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.43%, 02/01/26		2,104	2,098,740

Software — 2.4%
BMC Software Finance, Inc., 2017 Term Loan, 10/02/25(o)		871	854,499
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, 04/26/24(o)		867	861,395
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor) 9.19%, 04/27/25		212	212,795
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/01/25		19,507	19,004,022
Infor (US), Inc., Term Loan B6, 02/01/22(o)	USD	994	989,546
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.83%, 11/01/24		3,634	3,738,992
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.18%, 09/30/24		659	658,366
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 11/29/24		1,551	1,476,892
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.69%, 12/01/25		613	591,358

Security	Par (000)		Value

Software (continued)
Renaissance Holding Corp., 2018 Add On Term Loan, (2 mo. LIBOR + 3.25%), 5.73%, 05/30/25		505	$494,345
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.82%, 08/01/25(b)		727	715,977
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		721	715,838
SS&C Technologies, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		1,118	1,109,846
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		1,580	1,569,464
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR + 3.75%), 6.27%, 05/04/26		1,166	1,166,000

			34,159,335

Specialty Retail — 0.1%
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.25%), 5.32%, 06/23/25	GBP	1,000	1,259,332
IAA Spinco, Inc., Term Loan B, 05/22/26(b)(o)	USD	576	577,440

			1,836,772

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, (2 mo. LIBOR + 5.25%, 1.00% Floor), 7.79%, 08/12/22		5,201	5,194,648

Wireless Telecommunication Services — 0.6%
Ligado Networks LLC:
2015 2nd Lien Term Loan, 0.00%, 12/07/20		19,117	4,834,052
PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(h)		3,139	2,301,175
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.60%, 09/09/21(b)	USD	1,218	1,217,749

			8,352,976

Total Floating Rate Loan Interests — 15.4% (Cost — $231,850,630)			215,258,108

21

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Beneficial Interest (000)	Value

Other Interests(p) — 0.0%

United States — 0.0%
Lear Corp. Escrow(b)(j)		1,250	$12

Total Other Interests — 0.0% (Cost — $—)			12

		Par (000)

Preferred Securities — 4.8%

Capital Trusts — 4.1%

Banks — 0.7%
ABN AMRO Bank NV, 5.75%(i)(k)	EUR	200	231,245
Allied Irish Banks PLC, 7.38%(i)(k)		210	250,991
Banco Bilbao Vizcaya Argentaria SA, 8.88%(i)(k)		200	245,214
Banco de Sabadell SA, 6.50%(i)(k)		200	211,030
Bankia SA,(i)(k)
6.00%		200	219,589
6.38%		200	221,776
CaixaBank SA, 6.75%(i)(k)		200	231,809
CIT Group, Inc., Series A, 5.80%(i)(k)	USD	1,647	1,654,560
Credit Suisse Group AG, 6.25%(d)(i)(k)		200	201,286
Erste Group Bank AG, 6.50%(i)(k)	EUR	200	244,846
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, (3 mo. LIBOR), 2.81%(e)(k)	USD	200	147,400
ING Groep NV, 6.75%(f)(k)		200	200,000
Intesa Sanpaolo SpA, 7.75%(i)(k)	EUR	400	479,807
National Westminster Bank PLC, Series C, 2.77%(f)(k)	USD	200	162,500
Wells Fargo & Co., Series U, 5.88%(i)(k)		4,627	4,905,036

			9,607,089

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(f)(k)	EUR	100	110,315

Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series P, 5.00%(f)(k)	USD	712	669,828
Morgan Stanley,(i)(k)
Series H, 5.45%		3,309	3,309,000
Series J, 5.55%		440	444,400
UBS Group Funding Switzerland AG, 5.75%(i)(k)		250	301,664

			4,724,892

Diversified Financial Services — 2.9%
Banco Santander SA, 4.75%(f)(k)	EUR	200	196,508

Security		Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp.,
Series AA, 6.10%(i)(k)	USD	8,197	$8,781,856
Series DD, 6.30%(i)(k)		815	892,425
Series V, 5.13%(i)(k)		2,205	2,195,232
Series X, 6.25%(i)(k)		2,874	3,072,306
Series Z, 6.50%(i)(k)		2,650	2,881,875
Credit Agricole SA, 6.50%(i)(k)		200	238,512
Credit Suisse Group AG, 7.50%(d)(f)(k)	EUR	750	779,062
HBOS Capital Funding LP, 6.85%(k)	USD	800	808,430
HSBC Holdings PLC, 6.00%(i)(k)		2,298	2,264,104
JPMorgan Chase & Co.,(i)(k)
Series 1, 6.05%		1,535	1,533,572
Series Q, 5.15%		850	859,860
Series S, 6.75%		5,324	5,849,585
Series U, 6.13%		4,228	4,459,483
Series X, 6.10%		640	679,181
Series V, 5.00%		3,075	3,063,469
LeasePlan Corp. NV, 7.38%(i)(k)	EUR	250	280,683
Royal Bank of Scotland Group PLC, 8.63%(i)(k)	USD	607	640,385
Telefonica Europe BV, 4.38%(f)(k)	EUR	400	461,159
UniCredit SpA,(i)(k)
6.75%		400	425,285
9.25%		225	270,525

			40,633,497

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV,
2.63%(f)(k)		300	323,824
3.75%(i)(k)		100	115,621
5.88%(i)(k)		200	249,627

			689,072

Electric Utilities — 0.0%
RWE AG, 2.75%, 04/21/75(i)		200	225,800

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		320	373,575

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(d)(k)	USD	400	408,080
SES SA,(i)(k)
4.63%	EUR	100	116,184
5.63%		200	240,634

			764,898

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV,
3.38%(f)(k)		100	112,516
4.13%(i)(k)		100	117,856

22

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV,
3.88%(i)(k)	EUR	100	$116,517
4.50%, 03/25/75(i)		178	218,225

			565,114

Real Estate — 0.0%
AT Securities BV, 5.25%(i)(k)	USD	250	235,834

Utilities — 0.0%
Electricite de France SA, 4.00%(f)(k)	EUR	100	115,742

Total Capital Trusts — 4.1% (Cost — $56,884,664)			58,045,828

		Shares

Preferred Stocks — 0.2%

Auto Components — 0.2%
UCI International, Inc., 0.00%(b)		109,729	2,468,903

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, cost $649,293), 0.00%(n)		663,679	338,741

Total Preferred Stocks — 0.2% (Cost — $5,272,976)			2,807,644

Trust Preferred — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.30%, 2/15/40(i)		256,246	6,616,272

Total Trust Preferreds — 0.5% (Cost — $6,729,957)			6,616,272

Total Preferred Securities – 4.8% (Cost — $68,887,597)			67,469,744

Security	Shares	Value

Warrants — 0.0%

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(b)	6,494	$—

Total Warrants — 0.0% (Cost — $65)		—

Total Long-Term Investments — 139.1% (Cost — $2,003,649,101)		1,947,463,154

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(q)(r)	1,068,564	1,068,564

Total Short-Term Securities — 0.1% (Cost — $1,068,564)		1,068,564

Options Purchased — 0.0% (Cost — $9,828)		1,410

Total Investments — 139.2% (Cost — $2,004,727,493)		1,948,533,128

Liabilities in Excess of Other Assets — (39.2)%		(548,989,293)

Net Assets Applicable to Common Shares — 100.0%		$1,399,543,835

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	When-issued security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.

23

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

(l)	Convertible security.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $9,483,491 representing 0.68% of its net assets as of period end, and an original cost of $1,494,427.

(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Annualized 7-day yield as of period end.
(r)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,068,564	1,068,564	$1,068,564	$51,946	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

CRC — Costa Rican Colon

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PIK — Payment-In-Kind

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

24

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	3	06/21/19	$110	$2,105
Euro Stoxx 600 Index	6	06/21/19	44	(1,335)

				770

Short Contracts:
Euro Bund	7	06/06/19	1,316	(43,005)
Euro-BOBL	6	06/06/19	898	(12,562)
S&P 500 E-Mini Index	130	06/21/19	17,892	20,218
Long Gilt	1	09/26/19	164	(64)

				(35,413)

				$(34,643)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	957,000	USD	661,045	Citibank N.A.	06/05/19	$2,849
EUR	42,381,000	USD	47,253,145	Goldman Sachs International	06/05/19	96,659
EUR	2,649,000	USD	2,950,511	The Bank of New York Mellon	06/05/19	9,061
GBP	727,000	USD	918,437	Bank of America N.A.	06/05/19	718
GBP	4,221,000	USD	5,307,908	JPMorgan Chase Bank N.A.	06/05/19	28,756
USD	675,086	AUD	957,000	Citibank N.A.	06/05/19	11,192
USD	764,851	CAD	1,024,000	Goldman Sachs International	06/05/19	7,195
USD	167,363	EUR	149,000	BNP Paribas S.A.	06/05/19	894
USD	49,708,953	EUR	44,178,000	Deutsche Bank AG	06/05/19	351,466
USD	537,676	EUR	481,000	Nomura International PLC	06/05/19	283
USD	666,068	EUR	592,000	State Street Bank and Trust Co.	06/05/19	4,661
USD	6,475,677	GBP	4,948,000	State Street Bank and Trust Co.	06/05/19	219,859

						733,593

USD	661,610	AUD	957,000	Citibank N.A.	07/03/19	(2,854)
USD	47,366,235	EUR	42,381,000	Goldman Sachs International	07/03/19	(96,547)
USD	5,315,725	GBP	4,221,000	JPMorgan Chase Bank N.A.	07/03/19	(28,720)

						(128,121)

Net Unrealized Appreciation						$605,472

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Liberty Global PLC	20	07/19/19	USD	27.50	USD	50	$700
Liberty Global PLC	71	07/19/19	USD	30.00	USD	177	710

							$1,410

25

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx XO.31.V1	5.0%	Quarterly	06/20/24	B	EUR	870	$94,981	$92,306	$2,675

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	90	$(17,600)	$(7,502)	$(10,098)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	88	(17,274)	(10,717)	(6,557)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	124	(24,267)	(13,534)	(10,733)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	47	(31,706)	5,204	(36,910)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Citibank N.A.	06/20/23	CCC+	EUR	53	(35,181)	5,904	(41,085)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	260	(173,906)	28,305	(202,211)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	B	EUR	250	(53,730)	(36,449)	(17,281)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	856	(81,513)	(60,322)	(21,191)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	368	(35,856)	646	(36,502)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	332	(32,349)	2,936	(35,285)
Monitchem Holdco. 3 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	64	5,123	1,413	3,710
Monitchem Holdco. 3 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	36	2,869	791	2,078
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	B+	USD	1,221	(197,291)	(198,527)	1,236
Tesco PLC	1.00	Quarterly	Barclays Bank PLC	12/20/25	BB+	EUR	200	(7,946)	(5,618)	(2,328)
Virgin Media, Inc.	5.00	Quarterly	Credit Suisse International	12/20/25	B	EUR	160	31,166	26,082	5,084
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	BB+	EUR	290	(25,993)	(28,201)	2,208

								$(695,454)	$(289,589)	$(405,865)

(a)	Using S&P rating of the issuer or the underlying securities of the index, as applicable..
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

26

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust							Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)
iShares iBoxx High Yield Corporate Bond ETF	Quarterly	3-Month LIBOR, 2.50%	Quarterly	Goldman Sachs International	N/A	06/20/19	USD	4,885	$20,704	$—	$20,704
iShares iBoxx High Yield Corporate Bond ETF	Quarterly	3-Month LIBOR, 2.50%	Quarterly	Goldman Sachs International	N/A	06/20/19	USD	11,222	27,512	—	27,512

									$48,216	$—	$48,216

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

27

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$43,486,267	$—	$43,486,267
Common Stocks	16,486,513	—	3,651,396	20,137,909
Corporate Bonds	112,416	1,591,641,656	9,357,042	1,601,111,114
Floating Rate Loan Interests	—	200,094,100	15,164,008	215,258,108
Other Interests	—	—	12	12
Preferred Securities	—	58,045,828	2,468,903	60,514,731
Trust Preferred	6,616,272	—	—	6,616,272
Short-Term Securities:
Money Market Funds	1,068,564	—	—	1,068,564
Options Purchased	1,410	—	—	1,410

Subtotal	$24,285,175	$1,893,267,851	$30,641,361	$1,948,194,387

Investments Valued at NAV(a)				338,741

Total Investments				$1,948,533,128

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$16,991	$—	$16,991
Equity contracts	22,323	48,216	—	70,539
Forward foreign currency contracts	—	733,593	—	733,593
Liabilities:
Equity contracts	(1,335)	—	—	(1,335)
Credit contracts	—	(420,181)	—	(420,181)
Forward foreign currency contracts	—	(128,121)	—	(128,121)
Interest rate contracts	(55,631)	—	—	(55,631)

	$(34,643)	$250,498	$—	$215,855

(a)	As of May 31, 2019, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Options Purchased	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of August 31, 2018	$9,168,699	$1,000,000	$—	$14,287,373	$—	$12	$94,980	$24,551,064
Transfers into Level 3(a)	—	—	—	8,499,034	—	—	2,697,437	11,196,472
Transfers out of Level 3(b)	—	(750,000)	—	(3,981,757)	—	—	—	(4,731,757)
Accrued discounts/premiums	—	—	2,706	321	—	—	—	3,026
Net realized gain (loss)	(1,911)	(8,050)	14,057	(69,487)	(38,133)	—	(1,622,239)	(1,725,763)
Net change in unrealized appreciation (depreciation)(c)	(5,515,392)	—	488,876	(457,713)	38,133	—	2,473,388	(2,972,707)
Purchases	—	—	9,097,920	3,340,935	—	—	—	12,438,855
Sales	—	(241,950)	(246,517)	(6,454,698)	—	—	(1,174,663)	(8,117,829)

Closing Balance, as of May 31, 2019	$3,651,396	$—	$9,357,042	$15,164,008	$—	$12	$2,468,903	$30,641,361

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019(b)	$(5,517,303)	$—	$(488,876)	$(445,151)	$—	$—	$2,089,016	$(3,384,561)

(a)

As of August 31, 2018, the Trust used observable inputs in determining the value of certain investments. As of August 31, 2018, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of August 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of August 31, 2018, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

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